Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2018
Commitments and contingent liabilities [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory [text block]
The total minimum future payments derived from the non-cancellable operating lease agreement that shall be covered in the future are as follows:

Up to one year	Ps	5,232
Between one and three years		10,464

Total	Ps	15,696

Disclosure Of Commitments Explanatory [text block]
At December 31, 2018, investment commitments for that PMD are as follows:

Period	Amount

2019	Ps	2,173,764
2020		5,108,847
2021		3,017,146
2022		1,816,852
2023		849,799

	Ps	12,966,408	(1)

(1)	Figures in thousand pesos adjusted at December 31, 2018 based on the Construction Price Index (IPCO) in the terms of the PMD.